Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Significant Of Accounting Policies [Line Items]
Impairment loss on long-lived assets	$ 0	$ 0	$ 0
Impairment loss on goodwill	0	1,682,000	0
Impairment losses	$ 0	0	0
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	50.00%
Impairment losses on Equity Method Investment	$ 0	0	0
Impairment losses on available-for-sale investments	$ 980,000	2,338,000	0
Decreased Vat rate	16.00%
Vat on sales	16.00%
Business tax		0	52,993,000
Total advertising expenses	$ 55,936,000	41,498,000	39,753,000
Government subsidies received	2,945,000	1,325,000	494,000
Aggregate amounts denominated in RMB	$ 989,070,000	762,895,000
Amortization term of long term debt	1 year
Withholding tax for employees	$ 7,241,000	$ 4,557,000	$ 6,419,000
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	20.00%
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	50.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	10.00%	10.00%	10.00%
Credit Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	98.80%	98.80%	97.70%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	10.00%	10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	50 years